Quarterly Holdings Report

for

Fidelity® Corporate Bond ETF

May 31, 2019

T12-QTLY-0719

1.9862233.104

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 89.0%

	Principal Amount	Value
COMMUNICATION SERVICES – 3.9%
Diversified Telecommunication Services – 1.9%
AT&T, Inc.:
4.50% 5/15/35 to 3/9/48	$693,000	$678,178
5.55% 8/15/41	197,000	217,633
Verizon Communications, Inc.:
4.522% 9/15/48	90,000	94,839
4.862% 8/21/46	535,000	589,518

		1,580,168

Media – 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.20% 3/15/28	150,000	150,684
5.375% 5/1/47	274,000	274,649
Fox Corp.:
3.666% 1/25/22 (a)	7,000	7,178
4.03% 1/25/24 (a)	13,000	13,618
4.709% 1/25/29 (a)	19,000	20,779
5.476% 1/25/39 (a)	18,000	20,515
5.576% 1/25/49 (a)	212,000	247,441
Tencent Holdings Ltd. 3.575% 4/11/26 (a)	200,000	201,469

		936,333

Wireless Telecommunication Services – 0.9%
Rogers Communications, Inc. 4.30% 2/15/48	100,000	103,362
Vodafone Group PLC 4.375% 5/30/28	650,000	677,821

		781,183

TOTAL COMMUNICATION SERVICES		3,297,684

CONSUMER DISCRETIONARY – 8.8%
Automobiles – 0.9%
General Motors Co.:
5.40% 4/1/48	60,000	55,702
5.95% 4/1/49	120,000	117,516
Volkswagen Group of America Finance LLC 4.75% 11/13/28 (a)	550,000	574,163

		747,381

Diversified Consumer Services – 0.9%
Ingersoll-Rand Luxembourg Finance S.A.:
3.50% 3/21/26	250,000	253,836
3.80% 3/21/29	450,000	460,272

		714,108

Hotels, Restaurants & Leisure – 1.8%
McDonald’s Corp. 4.875% 12/9/45	310,000	341,747

	Principal Amount	Value
Sands China Ltd. 5.125% 8/8/25	$430,000	$450,974
Starbucks Corp.:
3.80% 8/15/25	410,000	428,690
4.45% 8/15/49	250,000	254,950

		1,476,361

Household Durables – 0.8%
DR Horton, Inc. 2.55% 12/1/20	97,000	96,531
Lennar Corp. 4.875% 12/15/23	315,000	322,560
Toll Brothers Finance Corp. 4.375% 4/15/23	227,000	230,904

		649,995

Media – 1.7%
Comcast Corp.:
4.50% 1/15/43	270,000	291,764
4.95% 10/15/58	330,000	378,338
The Walt Disney Co.:
3.00% 9/15/22 (a)	27,000	27,425
4.75% 11/15/46 (a)	176,000	211,950
Time Warner Cable, Inc.:
4.50% 9/15/42	53,000	46,999
5.875% 11/15/40	334,000	345,617
Warner Media LLC 4.90% 6/15/42	150,000	154,174

		1,456,267

Multiline Retail – 0.9%
Dollar Tree, Inc. 4.00% 5/15/25	770,000	792,578

Specialty Retail – 1.8%
AutoZone, Inc. 3.125% 4/18/24	550,000	551,320
Lowe’s Cos., Inc. 3.65% 4/5/29	550,000	556,603
O’Reilly Automotive, Inc. 4.35% 6/1/28	350,000	370,992

		1,478,915

TOTAL CONSUMER DISCRETIONARY		7,315,605

CONSUMER STAPLES – 4.9%
Beverages – 1.4%
Anheuser-Busch InBev Finance, Inc.:
4.70% 2/1/36	183,000	189,030
4.90% 2/1/46	398,000	408,962
Anheuser-Busch InBev Worldwide, Inc. 4.90% 1/23/31	250,000	277,031
Molson Coors Brewing Co. 5.00% 5/1/42	250,000	257,471

		1,132,494

2

Nonconvertible Bonds – continued

	Principal Amount	Value
CONSUMER STAPLES – continued
Food & Staples Retailing – 0.8%
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 3.321% 3/9/21 (b)(c)	$180,000	$180,727
4.78% 3/25/38	208,000	207,276
4.875% 7/20/35	134,000	137,409
5.125% 7/20/45	147,000	149,757

		675,169

Food Products – 0.7%
Conagra Brands, Inc. 4.60% 11/1/25	575,000	612,870

Tobacco – 2.0%
Altria Group, Inc.:
2.85% 8/9/22	182,000	182,044
4.25% 8/9/42	55,000	49,099
4.40% 2/14/26	250,000	260,273
4.80% 2/14/29	325,000	339,434
BAT Capital Corp. 3.557% 8/15/27	150,000	144,247
Imperial Brands Finance PLC 4.25% 7/21/25 (a)	250,000	258,429
Reynolds American, Inc.:
4.45% 6/12/25	376,000	390,627
5.85% 8/15/45	88,000	91,294

		1,715,447

TOTAL CONSUMER STAPLES		4,135,980

ENERGY – 10.4%
Energy Equipment & Services – 0.8%
DCP Midstream Operating LP:
5.125% 5/15/29	365,000	368,193
5.85% 5/21/43 (a)(c)	352,000	326,480

		694,673

Oil, Gas & Consumable Fuels – 7.9%
Anadarko Petroleum Corp. 3.45% 7/15/24	440,000	445,323
Apache Corp. 4.25% 1/15/44	113,000	100,411
Canadian Natural Resources Ltd.:
3.90% 2/1/25	458,000	474,925
4.95% 6/1/47	134,000	144,127
Cenovus Energy, Inc.:
3.00% 8/15/22	285,000	283,722
4.25% 4/15/27	222,000	221,423
5.20% 9/15/43	208,000	201,800
5.70% 10/15/19	19,231	19,405
ConocoPhillips 6.50% 2/1/39	229,000	311,382
ConocoPhillips Holding Co. 6.95% 4/15/29	196,000	255,168

	Principal Amount	Value
Continental Resources, Inc. 5.00% 9/15/22	$211,000	$212,600
Empresa Nacional del Petroleo 4.50% 9/14/47 (a)	200,000	192,269
Enbridge, Inc.:
4.25% 12/1/26	14,000	14,892
5.50% 12/1/46	114,000	138,847
Encana Corp.:
7.20% 11/1/31	228,000	287,632
8.125% 9/15/30	134,000	176,787
Energy Transfer Partners LP:
4.20% 9/15/23	264,000	272,925
4.95% 6/15/28	48,000	50,636
5.80% 6/15/38	127,000	135,353
6.00% 6/15/48	17,000	18,396
EQT Corp. 2.50% 10/1/20	59,000	58,693
Marathon Petroleum Corp. 4.75% 9/15/44	250,000	251,419
MPLX LP 4.875% 12/1/24	30,000	32,120

Petroleos Mexicanos:
5.35% 2/12/28	394,000	367,015
6.50% 3/13/27	200,000	201,336
6.875% 8/4/26	75,000	77,813
Plains All American Pipeline LP / PAA Finance Corp.:
3.65% 6/1/22	123,000	124,941
3.85% 10/15/23	245,000	250,975
4.65% 10/15/25	300,000	315,463
Spectra Energy Partners LP 3.375% 10/15/26	138,000	137,454
Suncor Energy, Inc. 6.85% 6/1/39	86,000	114,644
The Williams Companies., Inc. 5.75% 6/24/44	227,000	247,832
Western Gas Partners LP 5.375% 6/1/21	394,000	406,020

		6,543,748

Pipeline – 1.7%
Boardwalk Pipelines LP 3.375% 2/1/23	482,000	481,415
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	275,000	295,166
Enterprise Products Operating LLC:
4.85% 3/15/44	176,000	187,122
4.90% 5/15/46	155,000	165,945
Sunoco Logistics Partners Operations LP:
4.00% 10/1/27	222,000	220,222

3

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
ENERGY – continued
Pipeline – continued
5.40% 10/1/47	$96,000	$96,946

		1,446,816

TOTAL ENERGY		8,685,237

FINANCIALS – 31.2%
Banks – 14.5%
Bank of America Corp.:
2.816% 7/21/23 (c)	725,000	723,544
3.458% 3/15/25 (c)	285,000	290,028
3.705% 4/24/28 (c)	222,000	225,636
4.20% 8/26/24	227,000	237,752
4.25% 10/22/26	540,000	562,709
4.45% 3/3/26	50,000	52,716
Bank of Ireland Group PLC 4.50% 11/25/23 (a)	300,000	308,697
Barclays PLC:
3.684% 1/10/23	400,000	401,059
4.836% 5/9/28	415,000	413,504
BPCE SA 4.875% 4/1/26 (a)	500,000	525,417
Citibank N.A. 3.65% 1/23/24	260,000	269,074
Citigroup, Inc.:
4.05% 7/30/22	352,000	364,438
4.30% 11/20/26	350,000	362,981
4.40% 6/10/25	652,000	682,861
Citizens Financial Group, Inc. 4.35% 8/1/25	129,000	133,670
Compass Bank 2.875% 6/29/22	250,000	250,268
Cooperatieve Rabobank UA:
3.75% 7/21/26	400,000	399,550
4.625% 12/1/23	400,000	420,934
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	250,000	264,961
Fifth Third Bancorp 8.25% 3/1/38	300,000	430,699
HSBC Holdings PLC 4.041% 3/13/28 (c)	300,000	306,593
Intesa Sanpaolo SpA:
3.375% 1/12/23 (a)	250,000	244,208
5.017% 6/26/24 (a)	500,000	473,897
JPMorgan Chase & Co.:
4.125% 12/15/26	264,000	277,114
4.95% 6/1/45	176,000	199,427
Lloyds Banking Group PLC 2.907% 11/7/23 (c)	500,000	491,196
Royal Bank of Scotland Group PLC 6.00% 12/19/23	360,000	384,136

	Principal Amount	Value
Santander Holdings USA, Inc. 3.40% 1/18/23	$482,000	$485,821
Standard Chartered PLC 3.785% 5/21/25 (a)(c)	500,000	499,408
Synchrony Bank 3.00% 6/15/22	250,000	249,794
Synovus Financial Corp. 3.125% 11/1/22	351,000	349,105
The Bank of Nova Scotia 4.50% 12/16/25	264,000	280,975
UBS Group Funding Switzerland AG 3.491% 5/23/23 (a)	350,000	354,335
Wells Fargo & Co. 4.65% 11/4/44	176,000	185,885

		12,102,392

Capital Markets – 4.9%
Ares Capital Corp. 4.25% 3/1/25	352,000	354,410
Credit Suisse Group AG:
3.574% 1/9/23 (a)	250,000	252,948
3.869% 1/12/29 (a)(c)	250,000	249,687
Goldman Sachs Group, Inc. 2.905% 7/24/23 (c)	616,000	616,837
Morgan Stanley:
3.625% 1/20/27	176,000	179,279
4.35% 9/8/26	415,000	434,417
4.431% 1/23/30 (c)	400,000	429,654
4.875% 11/1/22	360,000	383,047
S&P Global, Inc.:
3.30% 8/14/20	129,000	130,011
4.00% 6/15/25	142,000	152,559
The Goldman Sachs Group, Inc.:
3.50% 11/16/26	170,000	170,559
3.75% 5/22/25 to 2/25/26	356,000	363,620
4.223% 5/1/29 (c)	350,000	363,719

		4,080,747

Consumer Finance – 1.8%
Capital One Financial Corp. 3.20% 2/5/25	400,000	399,789
Discover Financial Services:
4.50% 1/30/26	48,000	50,166
5.20% 4/27/22	343,000	365,088
Ford Motor Credit Co. LLC:
3.339% 3/28/22	300,000	297,808
5.875% 8/2/21	352,000	368,145
Synchrony Financial 4.375% 3/19/24	24,000	24,673

		1,505,669

Diversified Financial Services – 5.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30% 1/23/23	700,000	698,049

4

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
AIB Group PLC:
4.263% 4/10/25 (a)(c)	$250,000	$253,426
4.75% 10/12/23 (a)	275,000	284,932
Aon PLC 4.75% 5/15/45	141,000	151,396
BNP Paribas S.A. 4.25% 10/15/24	500,000	518,431
Deutsche Bank AG:
2.70% 7/13/20	394,000	390,085
4.875% 12/1/32 (c)	283,000	233,198
GE Capital International Funding Co. Unlimited Co.:
2.342% 11/15/20	250,000	247,520
4.418% 11/15/35	350,000	332,738
General Motors Financial Co., Inc.:
3.25% 1/5/23	250,000	247,444
5.10% 1/17/24	300,000	313,224
HSBC USA, Inc. 5.00% 9/27/20	300,000	308,395
International Lease Finance Corp. 4.625% 4/15/21	352,000	361,070
Moody’s Corp. 2.75% 12/15/21	11,000	11,051
UniCredit SpA 3.75% 4/12/22 (a)	300,000	299,932

		4,650,891

Insurance – 4.4%
American International Group, Inc.:
4.50% 7/16/44	264,000	266,280
5.75% 4/1/48 (c)	352,000	350,870
AXA Equitable Holdings, Inc. 4.35% 4/20/28	350,000	359,958
Fairfax Financial Holdings Ltd. 4.85% 4/17/28	250,000	259,663
Marsh & McLennan Cos., Inc.:
4.05% 10/15/23	210,000	219,887
4.375% 3/15/29	40,000	42,965
4.90% 3/15/49	37,000	41,747
Massachusetts Mutual Life Insurance Co. 4.50% 4/15/65 (a)	61,000	64,470
Pacific LifeCorp. 5.125% 1/30/43 (a)	270,000	299,821
Principal Financial Group, Inc. 3.70% 5/15/29	77,000	78,663
Unum Group 4.00% 3/15/24	601,000	621,798
Voya Financial, Inc.:
3.65% 6/15/26	222,000	224,253
4.70% 1/23/48 (c)	362,000	315,845

	Principal Amount	Value
4.80% 6/15/46	$176,000	$189,077
5.70% 7/15/43	56,000	67,023
Willis North America, Inc. 3.60% 5/15/24	280,000	285,583

		3,687,903

TOTAL FINANCIALS		26,027,602

HEALTH CARE – 7.7%
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories 4.75% 11/30/36	177,000	201,548
Allergan Sales LLC 5.00% 12/15/21 (a)	290,000	302,213
Becton Dickinson and Co. 3.70% 6/6/27	560,000	574,004
Cardinal Health, Inc. 4.60% 3/15/43	212,000	194,786
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	394,000	391,389

		1,663,940

Health Care Providers & Services – 1.7%
Cigna Corp.:
4.125% 11/15/25 (a)	425,000	443,943
4.375% 10/15/28 (a)	315,000	330,651
4.80% 8/15/38 (a)	40,000	40,924
4.90% 12/15/48 (a)	40,000	40,932
UnitedHealth Group, Inc.:
3.75% 7/15/25 to 10/15/47	356,000	359,237
4.75% 7/15/45	198,000	224,291

		1,439,978

Life Sciences Tools & Services – 0.5%
Thermo Fisher Scientific, Inc. 2.95% 9/19/26	450,000	444,031

Pharmaceuticals – 3.5%
Allergan Funding SCS 4.55% 3/15/35	141,000	136,838
AstraZeneca PLC 6.45% 9/15/37	300,000	388,176
Bayer US Finance II LLC:
4.25% 12/15/25 (a)	327,000	336,299
4.875% 6/25/48 (a)	325,000	314,765
Bristol-Myers Squibb Co.:
3.20% 6/15/26 (a)	390,000	399,890
4.125% 6/15/39 (a)	112,000	116,648
4.25% 10/26/49 (a)	390,000	412,351
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	161,000	164,342
4.272% 8/28/23 (a)	14,000	14,697
4.90% 8/28/28 (a)	384,000	416,314

5

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Teva Pharmaceutical Finance Netherlands III BV 2.80% 7/21/23	$264,000	$220,688

		2,921,008

TOTAL HEALTH CARE		6,468,957

INDUSTRIALS – 5.2%
Aerospace & Defense – 0.9%
Lockheed Martin Corp. 4.09% 9/15/52	146,000	153,038
Northrop Grumman Corp.:
2.93% 1/15/25	330,000	330,582
4.03% 10/15/47	290,000	293,901

		777,521

Air Freight & Logistics – 0.2%
FedEx Corp. 4.05% 2/15/48	160,000	146,527

Airlines – 1.4%
American Airlines Pass Through Trust:
3.70% 10/15/25	670,575	663,092
3.75% 10/15/25	229,000	229,980
Delta Air Lines, Inc. 3.40% 4/19/21	104,000	105,023
United Airlines Pass Through Trust Series 2018-1B, Class PTT 4.60% 3/1/26	123,713	125,074

		1,123,169

Beverages – 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26	400,000	407,298

Commercial Services & Supplies – 0.2%
Steelcase, Inc. 5.125% 1/18/29	177,000	190,488

Diversified Financial Services – 0.5%
Park Aerospace Holdings Ltd. 5.25% 8/15/22 (a)	400,000	416,000

Electrical Equipment – 0.3%
Rockwell Automation, Inc. 3.50% 3/1/29	270,000	281,991

Industrial Conglomerates – 0.2%
Roper Technologies, Inc.:
3.65% 9/15/23	77,000	79,338
3.80% 12/15/26	61,000	62,815

		142,153

Machinery – 0.7%
John Deere Capital Corp. 2.35% 1/8/21	600,000	600,133

	Principal Amount	Value
Road & Rail – 0.3%
CSX Corp. 4.75% 11/15/48	$250,000	$277,917

TOTAL INDUSTRIALS		4,363,197

INFORMATION TECHNOLOGY – 3.5%
Electronic Equipment, Instruments & Components – 0.1%
Amphenol Corp. 3.125% 9/15/21	79,000	80,001

IT Services – 0.5%
International Business Machines Corp. 4.25% 5/15/49	390,000	394,719

Semiconductors & Semiconductor Equipment – 1.2%
Applied Materials, Inc. 4.35% 4/1/47	222,000	237,916
Micron Technology, Inc. 4.64% 2/6/24	737,000	752,772

		990,688

Software – 0.3%
Oracle Corp. 4.30% 7/8/34	225,000	243,586

Technology Hardware, Storage & Peripherals – 1.4%
Apple, Inc.:
3.75% 9/12/47	250,000	248,201
4.65% 2/23/46	150,000	170,121
Dell International LLC / EMC Corp.:
4.00% 7/15/24 (a)	200,000	201,140
4.42% 6/15/21 (a)	196,000	200,859
6.02% 6/15/26 (a)	334,000	359,659

		1,179,980

TOTAL INFORMATION TECHNOLOGY		2,888,974

MATERIALS – 1.9%
Chemicals – 1.2%
LYB International Finance BV 4.875% 3/15/44	197,000	196,807
Nutrien Ltd. 4.00% 12/15/26	350,000	356,526
The Dow Chemical Co.:
3.625% 5/15/26 (a)	390,000	393,723
4.55% 11/30/25 (a)	97,000	103,703

		1,050,759

Containers & Packaging – 0.4%
Avery Dennison Corp. 4.875% 12/6/28	275,000	300,008

Metals & Mining – 0.3%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(c)	200,000	224,414

TOTAL MATERIALS		1,575,181

6

Nonconvertible Bonds – continued

	Principal Amount	Value
REAL ESTATE – 3.2%
Equity Real Estate Investment Trusts (REITs) – 2.3%
Alexandria Real Estate Equities, Inc. 4.70% 7/1/30	$75,000	$82,726
Hudson Pacific Properties LP 3.95% 11/1/27	422,000	423,002
Kimco Realty Corp. 3.30% 2/1/25	269,000	271,972
Lexington Realty Trust 4.40% 6/15/24	227,000	231,613
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	248,000	256,159
4.50% 1/15/25	176,000	182,013
SITE Centers Corp. 4.625% 7/15/22	98,000	101,667
Welltower, Inc. 4.125% 3/15/29	300,000	311,304

		1,860,456

Real Estate Management & Development – 0.9%
Corporate Office Properties LP:
3.60% 5/15/23	176,000	176,128
3.70% 6/15/21	373,000	375,375
Mack-Cali Realty LP 4.50% 4/18/22	227,000	222,239

		773,742

TOTAL REAL ESTATE		2,634,198

UTILITIES – 8.3%
Electric Utilities – 4.1%
Cleco Corporate Holdings LLC 3.743% 5/1/26	750,000	752,570
DPL, Inc. 7.25% 10/15/21	131,000	139,515
Duke Energy Indiana LLC 4.90% 7/15/43	88,000	102,382
Emera US Finance LP 3.55% 6/15/26	707,000	711,100
Exelon Corp.:
3.497% 6/1/22	645,000	656,837
3.95% 6/15/25	30,000	31,513
FirstEnergy Corp. 3.90% 7/15/27	350,000	358,956
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	134,000	141,302
IPALCO Enterprises, Inc. 3.45% 7/15/20	52,000	52,302
Puget Energy, Inc. 3.65% 5/15/25	464,000	469,268

		3,415,745

Gas Utilities – 0.2%
Southern Co. Gas Capital Corp. 4.40% 5/30/47	176,000	182,600

	Principal Amount	Value
Independent Power and Renewable Electricity Producers – 0.5%
AIA Group Ltd. 3.60% 4/9/29 (a)	$400,000	$409,569

Multi-Utilities – 3.5%
Dominion Energy, Inc.:
4.104% 4/1/21	222,000	226,541
4.25% 6/1/28	525,000	558,580
Nevada Power Co. 3.70% 5/1/29	260,000	272,856
NextEra Energy Capital Holdings, Inc. 3.25% 4/1/26	750,000	761,785
NiSource, Inc.:
2.65% 11/17/22	127,000	126,224
3.49% 5/15/27	176,000	178,124
4.80% 2/15/44	200,000	213,763
Public Service Enterprise Group, Inc. 2.65% 11/15/22	99,000	98,789
Sempra Energy 3.80% 2/1/38	280,000	263,328
The Cleveland Electric Illuminating Co. 3.50% 4/1/28 (a)	196,000	195,099

		2,895,089

TOTAL UTILITIES		6,903,003

TOTAL NONCONVERTIBLE BONDS (Cost $73,368,461)		74,295,618

U.S. Treasury Obligations – 3.6%

U.S. Treasury Bonds 2.50% 2/15/46	2,478,000	2,444,605
U.S. Treasury Notes 1.50% 8/15/26	557,000	536,852

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,828,441)		2,981,457

Municipal Securities – 0.5%

State of California 7.550% 4/1/39 (Cost $424,663)	280,000	438,774

Foreign Government and Government Agency Obligations – 0.3%

Qatar Government International Bond 3.375% 3/14/24 (a) (Cost $259,725)	260,000	265,980

Asset-Backed Securities – 0.2%

Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116% 7/25/48 (a)	127,710	132,272

7

Schedule of Investments (Unaudited) – continued

Money Market Funds – 4.7%

	Shares	Value
Fidelity Cash Central Fund, 2.41% (d) (Cost $3,920,442)	3,919,741	$3,920,524

TOTAL INVESTMENT IN SECURITIES – 98.3% (Cost $80,929,442)		82,034,625

NET OTHER ASSETS (LIABILITIES) – 1.7%		1,427,363

NET ASSETS – 100.0%		$83,461,988

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,590,583 or 15.1% of net assets.

(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$41,157

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

9